Employee Benefit Plans (Schedule of Allocation of Plan Assets) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	$ 9,603,000	$ 9,411,000
Obligations of U.S. Government Agencies and Corporations [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	1,113,000	739,000
Corporate Bonds and Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	3,147,000	2,987,000
Value funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	1,977,000	2,120,000
Blend funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	1,696,000	1,522,000
Growth funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	1,585,000	1,867,000
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy		4,000
Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	85,000	172,000
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	5,343,000	5,685,000
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Value funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	1,977,000	2,120,000
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Blend funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	1,696,000	1,522,000
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Growth funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	1,585,000	1,867,000
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy		4,000
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	85,000	172,000
(Level 2) Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	4,260,000	3,726,000
(Level 2) Significant Other Observable Inputs [Member] | Obligations of U.S. Government Agencies and Corporations [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	1,113,000	739,000
(Level 2) Significant Other Observable Inputs [Member] | Corporate Bonds and Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	$ 3,147,000	$ 2,987,000